Goodwill (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Goodwill
Goodwill	$ 5,012,754	$ 4,846,667
Cost
Goodwill
Goodwill	5,309,875	5,143,788
Interconexion Electrica S.A. E.S.P. | Cost
Goodwill
Goodwill	3,418,475	3,252,388
Oleoducto Central S.A. | Cost
Goodwill
Goodwill	683,496	683,496
Hocol Petroleum Ltd | Cost
Goodwill
Goodwill	537,598	537,598
Hocol Petroleum Ltd | Accumulated impairment
Goodwill
Goodwill	(297,121)	(297,121)
Invercolsa S.A. | Cost
Goodwill
Goodwill	434,357	434,357
Andean Chemical Limited | Cost
Goodwill
Goodwill	127,812	127,812
Esenttia S.A. | Cost
Goodwill
Goodwill	$ 108,137	$ 108,137